Accounts Receivable and Others - Schedule of Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at beginning	R$ 4,031	R$ 3,613
Set-up of provision	16	65
Exchange variation	(270)	418
Write-off or reversal		(65)
Balance at ending	R$ 3,777	R$ 4,031